Accounting Policies - Schedule of Breakdown of Impact of New Accounting Standards on Consolidated Financial Statements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of impact of initial application of new standards or interpretations
Revenues	€ 18,940	€ 19,828	€ 19,025
Operating expenses	(11,878)
Depreciation and amortization	(4,255)	(4,473)	(4,291)
Operating profit (loss)	561	3,291	3,722
Other income (expenses) from investments	11	(18)	7
Finance income (expenses)	(1,348)	(1,495)	(907)
Profit (loss) before tax from continuing operations	(777)	1,777	2,799
Income tax expense	(375)	(490)	(880)
Profit (loss) for the year	(1,152)	1,287	1,966
Attributable to:
Owners of the Parent	(1,411)	1,121	1,808
Non-controlling interests	259	166	158
Non-current assets
Intangible assets	35,658	36,654
Tangible assets	16,146	16,547
Other non-current assets	5,086	5,251
Non-current assets	56,890	58,452
Current assets	8,729	10,331
Total Assets	65,619	68,783		€ 68,326
Equity
Equity attributable to owners of the Parent	19,528	21,557		21,474
Non-controlling interests	2,219	2,226		2,221
Total Equity	21,747	23,783	€ 23,553	23,695	€ 21,249
Non-current liabilities	30,991	32,612
Current liabilities	12,881	12,388
Total Liabilities	43,872	45,000
Total Equity and liabilities	65,619	€ 68,783		€ 68,326
Comparable financial data prepared in accordance with previous accounting standards applied (IAS 39, IAS 18 and IAS 11) [member]
Disclosure of impact of initial application of new standards or interpretations
Revenues	19,109
Operating expenses	(11,737)
Depreciation and amortization	(4,399)
Operating profit (loss)	727
Other income (expenses) from investments	10
Finance income (expenses)	(1,341)
Profit (loss) before tax from continuing operations	(605)
Income tax expense	(433)
Profit (loss) for the year	(1,038)
Attributable to:
Owners of the Parent	(1,298)
Non-controlling interests	260
Non-current assets
Intangible assets	35,771
Tangible assets	16,146
Other non-current assets	5,368
Non-current assets	57,285
Current assets	8,794
Total Assets	66,079
Equity
Equity attributable to owners of the Parent	19,716
Non-controlling interests	2,225
Total Equity	21,941
Non-current liabilities	31,276
Current liabilities	12,862
Total Liabilities	44,138
Total Equity and liabilities	66,079
New accounting standards impact [member]
Disclosure of impact of initial application of new standards or interpretations
Revenues	(169)
Operating expenses	(141)
Depreciation and amortization	144
Operating profit (loss)	(166)
Other income (expenses) from investments	1
Finance income (expenses)	(7)
Profit (loss) before tax from continuing operations	(172)
Income tax expense	58
Profit (loss) for the year	(114)
Attributable to:
Owners of the Parent	(113)
Non-controlling interests	(1)
Non-current assets
Intangible assets	(113)
Other non-current assets	(282)
Non-current assets	(395)
Current assets	(65)
Total Assets	(460)
Equity
Equity attributable to owners of the Parent	(188)
Non-controlling interests	(6)
Total Equity	(194)
Non-current liabilities	(285)
Current liabilities	19
Total Liabilities	(266)
Total Equity and liabilities	€ (460)